Capital Commitment (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 VND (₫)	Jun. 30, 2022 USD ($)	Mar. 14, 2020 USD ($)	Mar. 14, 2020 VUV (VT)	Mar. 14, 2020 VND (₫)	Jul. 01, 2019 USD ($)
Capital Commitment (Details) [Line Items]
Right to use of a land	$ 3,076,855		$ 4,076,816	$ 4,455,000	VT 102,476,000,000		$ 3,733,913
Paid amounting	$ 2,546,370	₫ 60,554,000,000
Capital commitment [Member]
Capital Commitment (Details) [Line Items]
Right to use of a land				$ 4,455,000		₫ 102,476,000,000